Commission expense (Tables)	12 Months Ended
Dec. 31, 2023
Fee and commission expense [abstract]
Disclosure of details of fee and commission expense
The detail of commission expense is as follows:

EUR million
	2023	2022	2021
Commissions assigned to third parties	2,644	2,554	1,993
Cards	1,891	1,872	1,355
By collection and return of effects	24	18	16
Other fees assigned	729	664	622
Other commissions paid	1,620	1,523	1,317
Brokerage fees on lending and deposit transactions	105	77	60
Sales of insurance and pension funds	358	340	341
Other fees and commissions	1,157	1,106	916
	4,264	4,077	3,310